Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
- Hong Kong	$ 172	$ 160	$ 147
- Other countries	735	680	632
Provision for income tax	$ 907	$ 840	$ 779